CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Other interest-bearing deposits	$ 0	$ 100
Prepaid expenses and other assets	682	508
Total assets	324,062	222,949
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	257,440	164,096
Shareholders' equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury - at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders' equity	66,622	58,853	58,697
Total liabilities and shareholders' equity	324,062	222,949
Parent Company [Member]
ASSETS
Interest-bearing deposits in First Federal of Hazard	1,085	425
Interest-bearing deposits in First Federal of Frankfort	762	427
Other interest-bearing deposits	43	39
Investment in First Federal of Hazard	16,967	22,640
Investment in Frankfort First	47,270	34,977
Prepaid expenses and other assets	535	456
Total assets	66,662	58,964
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	40	111
Total liabilities	40	111
Shareholders' equity
Common stock	86	86
Additional paid-in capital	34,732	36,870
Retained earnings	33,604	31,971
Shares acquired by stock benefit plans	(1,626)	(1,772)
Shares acquired for treasury - at cost	(197)	(8,305)
Accumulated other comprehensive income	23	3
Total shareholders' equity	66,622	58,853
Total liabilities and shareholders' equity	$ 66,662	$ 58,964